Subsidiaries, joint arrangements and associates - Disclosures of Interests in Subsidiaries and Associates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2013
Rosneft
Disclosure of subsidiaries [line items]
Ownership percentage in associate	20.00%	18.50%
BP Corporate Holdings
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration Operating Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Global Investments
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP International
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Oil International
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Burmah Castrol
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Angola)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Caspian Sea)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Azerbaijan)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Holdings Canada
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Delta)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Europa SE
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Alpha)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Trinidad and Tobago
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	70.00%
BP Capital Markets
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Holdings North America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Atlantic Richfield Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP America Production Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Company North America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Corporation North America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Exploration (Alaska)
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Products North America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
Standard Oil Company
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%
BP Capital Markets America
Disclosure of subsidiaries [line items]
Ownership percentage in subsidiary	100.00%